Assets held for sale and liabilities of disposal groups held for sale - Narrative (Details) £ in Millions, $ in Millions			12 Months Ended
		Sep. 30, 2022 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2022 EUR (€)
Disclosure of analysis of single amount of discontinued operations [line items]
Pre-tax loss on disposal	[1]		£ (1,947)			£ 67	£ 0
France retail business
Disclosure of analysis of single amount of discontinued operations [line items]
Pre-tax loss on disposal		£ 1,700
France retail business | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment loss | $				$ 64
Net asset value of transferring business			1,500					€ 1,600,000,000
Consideration | €					€ 1
Expected cash contribution			3,398
Branch operations in Greece
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment loss			100
Russia Disposal Group
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment loss			200
First Half Of 2023 | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Loans and advances to banks and customers			300
Customer accounts			£ 1,900
HSBC Continental Europe | HSBC SFH (France)
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
HSBC Continental Europe | Credit Logement
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary			3.00%	3.00%	3.00%

[1]	2022 balances include losses on disposal of businesses classified as held-for-sale as part of a broader restructuring of our European business.